CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,720,286)	$ (1,906,599)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on disposal of discontinued operations, net of tax	18,205,884	0
Accretion and revisions of asset retirement obligations	9,613	2,670
Amortization of debt discount	210,000	40,823
Amortization of deferred financing costs	6,237	0
Gain on settlement of asset retirement obligation	0	(27,850)
Gain on settlement and sale of oil and gas properties	0	(125,774)
Depletion, accretion, depreciation, and amortization	91,321	132,339
Stock based compensation	312,351	86,733
Change in operating assets and liabilities
Accounts receivable	(2,304)	(6,689)
Accounts receivable - affiliate	126,243	(5,972)
Prepaid expense	(104,016)	(1,217)
Accounts payable	215,924	(1,112,210)
Accrued liabilities - related parties	(58,435)	684,794
Accrued liabilities	(312,172)	211,872
Accrued interest note payable - affiliate	81,500	0
Net cash used in operating activities	(1,938,140)	(2,027,080)
CASH FLOWS FROM INVESTING ACTIVITIES:
Lease purchases, drilling capital expenditures	0	(18,442)
Proceeds from sale of assets	0	97,094
Revisions of furniture and equipment	3,261	0
Net cash provided by investing activities	3,261	78,652
CASH FLOWS FROM FINANCING ACTIVITIES:
Non-controlling interest contributions	1,170,000	2,112,000
Receivable for stock subscription	200,000	0
Debt financing proceeds - affiliate	1,135,000	0
Principal payments of debt financing	(570,500)	(109,500)
Redemption of preferred stock	(31,694)	0
Net cash provided by financing activities	1,902,806	2,002,500
Net Change in Cash and Cash Equivalents	(32,073)	54,072
Beginning Cash and Cash Equivalents	56,456	2,384
Ending Cash and Cash Equivalents	24,383	56,456
Supplemental cash flow information - cash paid for:
Interest	20,469	46,056
Non-cash investing and financing activities:
Accrued interest and amortization of debt discount	317,767	88,060
Accrued capital expenditures	0	230,661
Revisions to depreciation	6,086	0
Receivable for stock subscription	4,800,000	0
Intangible Assets	$ 17,330,000	$ 0